UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	99 Summer St.
		Suite 1130
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	Principal
Phone: 	617-428-4045

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			02/04/09
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: (thousands) 219,969


Column1                       Column2     Column3   Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip     $value    Shares    Inv DiscOther MgrsVoting Auth
                                                    000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR  71654V408   26,642   1,087,890  Sole      NA      1,087,890
Unibanco-Uniao de Bancos   Sponsored ADR  90458E107   44,582     689,904  Sole      NA        689,904
Brasil Telecom Participac  Spons ADR Pfd  105530109   26,143     676,747  Sole      NA        676,747
Petroleo Brasileiro SA Pe  Sponsored ADR  71654V101   17,464     855,636  Sole      NA        855,636
Fomento Economico Mexican  Sponsored ADR   34419106   35,096   1,164,830  Sole      NA      1,164,830
Central European Meida En  Common Shares  G20045202   7,794      358,849  Sole      NA        358,849
Wipro LTD                  Sponsored ADR  97651M109   10,567   1,299,735  Sole      NA      1,299,735
America Movil SA de CV   Spons. ADR L shs 02364W105   51,681   1,667,655  Sole      NA      1,667,655
